PENSION AND OTHER POSTRETIREMENT BENEFITS - Defined Contribution and Other Retirement Plans (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Defined contribution and other retirement plans
Recognized defined contribution plan cost	$ 20.2	$ 20.0	$ 20.2
Deferred compensation plan accrued	$ 86.9	$ 78.7
Minimum age of participant for termination of employment to determine forfeiture of interest on contribution	55 years
DSUs outstanding under directors deferred equity compensation plan for non-employee directors	0.2	0.1
Value of DSUs outstanding under directors deferred equity compensation plan for non-employee directors	$ 17.8	$ 10.2
Other assets
Defined contribution and other retirement plans
Cash surrender value included in other assets	$ 243.5	$ 230.6